As filed with the Securities and Exchange Commission on February 22, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark Travis
3652 South Third Street, Suite 200
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

Item 1. Schedule of Investments.

Intrepid Capital Fund
Schedule of Investments
December 31, 2006
(Unaudited)

			Shares	Value
	COMMON STOCKS - 61.40%
	Auto Components - 3.78%
	Bandag, Inc.		22,945	$1,146,332
	Beverages - 9.59%
	Anheuser-Busch Companies, Inc.		16,345	804,174
	The Coca-Cola Co.		16,530	797,572
	Grolsch NV		31,510	1,306,071
				2,907,817
	Commercial Services & Supplies - 4.07%
	Cintas Corp.		15,430	612,726
	The ServiceMaster Co.		47,275	619,775
				1,232,501
	Computers & Peripherals - 1.64%
	Dell, Inc. (a)		19,760	495,779
	Food Products - 2.14%
	Sara Lee Corp.		38,120	649,184
	Gas Utilities - 2.46%
	Cascade Natural Gas Corp.		28,830	747,274
	Health Care Providers & Services - 2.18%
	Health Management Associates, Inc.		31,365	662,115
	Hotels, Restaurants & Leisure - 2.35%
	International Speedway Corp. - Class A		13,985	713,794
	Household Products - 3.15%
	Oil-Dri Corporation of America		56,550	954,564
	Insurance - 10.84%
	Baldwin & Lyons, Inc.		15,925	406,725
	Berkshire Hathaway, Inc. (a)		275	1,008,150
	Horace Mann Educators Corp.		41,275	833,755
	The St. Paul Travelers Companies Inc.		6,745	362,139
	XL Capital Ltd.		9,360	674,107
				3,284,876
	IT Services - 2.05%
	Automatic Data Processing, Inc.		12,615	621,289
	Media - 3.60%
	The Walt Disney Co.		31,820	1,090,471
	Personal Products - 1.09%
	Alberto-Culver Co. (a)		15,400	330,330
	Pharmaceuticals - 5.61%
	Merck & Co., Inc.		16,605	723,978
	Mylan Laboratories, Inc.		48,940	976,842
				1,700,820
	Specialty Retail - 4.25%
	Limited Brands		40,345	1,167,584
	Sally Beauty Holdings, Inc.		15,400	120,120
				1,287,704
	Textiles, Apparel & Luxury Goods - 0.37%
	Hanesbrands, Inc. (a)		4,765	112,549
	Wireless Telecommunication Services - 2.23%
	Telephone & Data Systems, Inc. - Special Shares		6,500	322,400
	Telephone & Data Systems, Inc.		6,500	353,145
				675,545
	TOTAL COMMON STOCKS (Cost $16,151,263)			18,612,944

			Principal
			Amount	Value
	CORPORATE BONDS - 21.43%
	Beverages - 1.63%
	Cott Beverages USA, Inc.
	8.000%, 12/15/2011		$482,000	494,050
	Cable - 1.43%
	Mediacom LLC/Mediacom Capital Corp.
	9.500%, 01/15/2013		420,000	434,700
	Construction & Engineering - 1.44%
	Blount, Inc.
	8.875%, 08/01/2012		427,000	437,675
	Food Products - 2.24%
	Dean Foods Co.
	8.150%, 08/01/2007		170,000	172,975
	General Mills, Inc.
	3.875%, 11/30/2007		515,000	507,397
				680,372
	Hotels, Restaurants & Leisure - 1.66%
	Speedway Motorsports, Inc.
	6.750%, 06/01/2013		501,000	503,505
	IT Services - 1.26%
	Certegy, Inc.
	4.750%, 09/15/2008		393,000	381,522
	Media - 3.73%
	Adelphia Communications Corp.
	9.875%, 03/01/2007		800,000	738,000
	Scholastic Corp.
	5.000%, 04/15/2013		440,000	392,557
				1,130,557
	Multiline Retail - 1.53%
	Dollar General Corp.
	8.625%, 06/15/2010		433,000	462,227
	Paper & Forest Products - 2.22%
	Appleton Papers, Inc.
	8.125%, 06/15/2011		655,000	671,375
	Real Estate - 2.17%
	American Real Estate Partners
	7.125%, 02/15/2013		650,000	656,500
	Specialty Retail - 2.12%
	Payless ShoeSource, Inc.
	8.250%, 08/01/2013		615,000	642,675
	TOTAL CORPORATE BONDS (Cost $6,478,684)			6,495,158
	U.S. TREASURY OBLIGATIONS - 10.53%
	U.S. Treasury Bill - 10.53%
	4.975%, 02/22/2007		2,000,000	1,986,398
	4.935%, 05/31/2007		1,231,000	1,206,513
				3,192,911
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,192,911)			3,192,911
			Shares
	SHORT TERM INVESTMENTS - 6.47%
	Money Market Funds - 6.47%
	AIM STIT Treasury Portfolio		499,308	499,308
	Fidelity Government Portfolio I		499,308	499,308
	Fidelity Money Market Portfolio		431,880	431,880
	SEI Daily Income Trust Treasury Fund		530,065	530,065
				1,960,561
	TOTAL SHORT TERM INVESTMENTS (Cost $1,960,561)			1,960,561
	Total Investments (Cost $27,783,419) - 99.83%			30,261,574
	Other Assets in Excess of Liabilities - 0.17%			52,654
	TOTAL NET ASSETS - 100.00%			$30,314,228

(a )	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$27,783,419
	Gross unrealized appreciation	2,908,627
	Gross unrealized depreciation	(430,472)
	Net unrealized appreciation	$2,478,155

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Intrepid Small Cap Fund
Schedule of Investments
December 31, 2006
(Unaudited)

			Shares	Value
	COMMON STOCKS - 80.85%
	Auto Components - 3.93%
	Bandag, Inc.		1,915	$95,673
	Beverages - 9.44%
	Anheuser-Busch Companies, Inc.		1,600	78,720
	Brown-Forman Corp. - Class B		400	26,496
	Grolsch NV		3,000	124,348
				229,564
	Commercial Services & Supplies - 5.08%
	Ecology & Environment, Inc.		3,000	32,700
	The ServiceMaster Co.		6,925	90,787
				123,487
	Communications Equipment - 3.58%
	Communications Systems, Inc.		8,720	87,113
	Electric Utilities - 0.96%
	Unitil Corp.		920	23,322
	Electronic Equipment & Instruments - 9.68%
	Hubbell, Inc.		150	6,781
	Mocon, Inc.		16,981	215,829
	Park Electrochemical Corp.		500	12,825
				235,435
	Food Products - 0.21%
	Bridgford Foods Corp. (a)		800	5,016
	Gas Utilities - 6.39%
	Cascade Natural Gas Corp.		4,300	111,456
	Delta Natural Gas, Inc.		1,400	35,112
	Energy West, Inc.		800	8,880
				155,448
	Health Care Equipment & Supplies - 3.20%
	Kinetic Concepts, Inc. (a)		200	7,910
	National Dentex Corp. (a)		3,415	59,762
	Steris Corp.		400	10,068
				77,740
	Health Care Providers & Services - 0.11%
	eResearch Technology, Inc. (a)		400	2,692
	Hotels, Restaurants & Leisure - 2.45%
	Back Yard Burgers, Inc. (a)		900	4,725
	International Speedway Corporation		1,075	54,868
				59,593
	Household Durables - 5.03%
	MITY Enterprises, Inc. (a)		600	10,740
	Virco Mfg. Corporation (a)		14,300	111,540
				122,280
	Household Products - 7.95%
	Oil-Dri Corporation of America		11,462	193,479
	Insurance - 11.27%
	Baldwin & Lyons, Inc.		5,315	135,745
	Horace Mann Educators Corp.		6,850	138,370
				274,115
	Machinery - 0.21%
	Baldwin Technology, Inc. (a)		1,000	5,000
	Office Electronics - 0.14%
	Zebra Technologies Corp. (a)		100	3,479
	Oil, Gas & Consumable Fuels - 0.58%
	General Maritime Corp.		400	14,076
	Paper & Forest Products - 0.26%
	Louisiana-Pacific Corp.		300	6,459
	Personal Products - 0.74%
	Schiff Nutrition International, Inc. (a)		1,900	12,635
	United Guardian, Inc.		600	5,406
				18,041
	Pharmaceuticals - 1.31%
	Mylan Laboratories, Inc.		1,600	31,936
	Road & Rail - 1.11%
	Arkansas Best Corp.		300	10,800
	Heartland Express, Inc.		500	7,510
	Werner Enterprises, Inc.		500	8,740
				27,050
	Textiles, Apparel & Luxury Goods - 1.20%
	Kenneth Cole Productions, Inc.		300	7,197
	McRae Industries, Inc.		1,800	22,050
				29,247
	Water Utilities - 6.02%
	Connecticut Water Service, Inc.		6,440	146,510
	TOTAL COMMON STOCKS (Cost $1,704,364)			1,966,755
			Principal
			Amount	Value
	U.S. TREASURY OBLIGATIONS - 17.95%
	U.S. Treasury Bill - 17.95%
	4.975%, 02/22/2007		$400,000	397,226
	4.872%, 04/26/2007		40,000	39,393
				436,619
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $436,619)			436,619
			Shares
	SHORT TERM INVESTMENTS - 9.81%
	Money Market Funds - 9.81%
	AIM STIT Treasury Portfolio		51,370	51,370
	AIM STIT-STIC Prime Portfolio		28,018	28,018
	Fidelity Government Portfolio I		55,868	55,868
	Fidelity Money Market Portfolio		52,149	52,149
	SEI Daily Income Trust Treasury Fund		51,208	51,208
				238,613
	TOTAL SHORT TERM INVESTMENTS (Cost $238,613)			238,613
	Total Investments (Cost $2,379,596) - 108.61%			2,641,987
	Liabilities in Excess of Other Assets - (8.61)%			-209,511
	TOTAL NET ASSETS - 100.00%			$2,432,476

(a)	Non Income Producing

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$2,379,596
	Gross unrealized appreciation	273,082
	Gross unrealized depreciation	(10,691)
	Net unrealized appreciation	$262,391

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Intrepid Capital Management Funds Trust

By (Signature and Title) /s/ Mark Travis
Mark Travis, President

Date  February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Travis
Mark Travis, President

Date February 20, 2007

By (Signature and Title)* /s/ Mark Travis
Mark Travis, Treasurer

Date February 20, 2007

* Print the name and title of each signing officer under his or her signature.